World Omni Auto Receivables Trust 2022-C
Monthly Servicer Certificate
June 30, 2024

Dates Covered
Collections Period	06/01/24 - 06/30/24
Interest Accrual Period	06/17/24 - 07/14/24
30/360 Days	30
Actual/360 Days	28
Distribution Date	07/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/24	452,475,651.89	24,330
Yield Supplement Overcollateralization Amount 05/31/24	32,911,034.40	0
Receivables Balance 05/31/24	485,386,686.29	24,330
Principal Payments	18,315,777.55	467
Defaulted Receivables	498,202.68	20
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/24	31,060,342.49	0
Pool Balance at 06/30/24	435,512,363.57	23,843

Pool Statistics	$ Amount	# of Accounts
Pool Factor	41.53%
Prepayment ABS Speed	1.18%
Aggregate Starting Principal Balance	1,123,484,105.00	42,981

Delinquent Receivables:
Past Due 31-60 days	8,743,056.82	346
Past Due 61-90 days	3,078,718.24	122
Past Due 91-120 days	523,893.46	21
Past Due 121+ days	0.00	0
Total	12,345,668.52	489

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.65%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.77%
Delinquency Trigger Occurred	NO

Recoveries	450,309.79
Aggregate Net Losses/(Gains) - June 2024	47,892.89
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.12%
Prior Net Losses/(Gains) Ratio	-0.30%
Second Prior Net Losses/(Gains) Ratio	0.40%
Third Prior Net Losses/(Gains) Ratio	0.15%
Four Month Average	0.09%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.48%

Overcollateralization Target Amount	5,081,353.05
Actual Overcollateralization	5,081,353.05
Weighted Average Contract Rate	4.57%
Weighted Average Contract Rate, Yield Adjusted	8.79%
Weighted Average Remaining Term	42.76

Flow of Funds	$ Amount
Collections	20,488,770.43
Investment Earnings on Cash Accounts	25,303.56
Servicing Fee	(404,488.91)
Transfer to Collection Account	-
Available Funds	20,109,585.08

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,230,418.61
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	103,442.92
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	55,350.58
(7) Noteholders' Third Priority Principal Distributable Amount	11,881,935.27
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,081,353.05
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,757,084.65

Total Distributions of Available Funds	20,109,585.08

Servicing Fee	404,488.91
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	966,300,000.00
Original Class B	30,350,000.00
Original Class C	15,130,000.00

Total Class A, B, & C
Note Balance @ 06/17/24	447,394,298.84
Principal Paid	16,963,288.32
Note Balance @ 07/15/24	430,431,010.52

Class A-1
Note Balance @ 06/17/24	0.00
Principal Paid	0.00
Note Balance @ 07/15/24	0.00
Note Factor @ 07/15/24	0.0000000%

Class A-2
Note Balance @ 06/17/24	50,314,298.84
Principal Paid	16,963,288.32
Note Balance @ 07/15/24	33,351,010.52
Note Factor @ 07/15/24	8.2409218%

Class A-3
Note Balance @ 06/17/24	252,900,000.00
Principal Paid	0.00
Note Balance @ 07/15/24	252,900,000.00
Note Factor @ 07/15/24	100.0000000%

Class A-4
Note Balance @ 06/17/24	98,700,000.00
Principal Paid	0.00
Note Balance @ 07/15/24	98,700,000.00
Note Factor @ 07/15/24	100.0000000%

Class B
Note Balance @ 06/17/24	30,350,000.00
Principal Paid	0.00
Note Balance @ 07/15/24	30,350,000.00
Note Factor @ 07/15/24	100.0000000%

Class C
Note Balance @ 06/17/24	15,130,000.00
Principal Paid	0.00
Note Balance @ 07/15/24	15,130,000.00
Note Factor @ 07/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,389,212.11
Total Principal Paid	16,963,288.32
Total Paid	18,352,500.43

Class A-1
Coupon	2.96900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	3.73000%
Interest Paid	156,393.61
Principal Paid	16,963,288.32
Total Paid to A-2 Holders	17,119,681.93

Class A-3
Coupon	3.66000%
Interest Paid	771,345.00
Principal Paid	0.00
Total Paid to A-3 Holders	771,345.00

Class A-4
Coupon	3.68000%
Interest Paid	302,680.00
Principal Paid	0.00
Total Paid to A-4 Holders	302,680.00

Class B
Coupon	4.09000%
Interest Paid	103,442.92
Principal Paid	0.00
Total Paid to B Holders	103,442.92

Class C
Coupon	4.39000%
Interest Paid	55,350.58
Principal Paid	0.00
Total Paid to C Holders	55,350.58

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.3730377
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	16.7657873
Total Distribution Amount	18.1388250

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.3864433
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	41.9157112
Total A-2 Distribution Amount	42.3021545

A-3 Interest Distribution Amount	3.0500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.0500000

A-4 Interest Distribution Amount	3.0666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.0666667

B Interest Distribution Amount	3.4083334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.4083334

C Interest Distribution Amount	3.6583331
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.6583331

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	700.45
Noteholders' Principal Distributable Amount	299.55

Account Balances	$ Amount
Reserve Account
Balance as of 06/17/24	5,058,901.50
Investment Earnings	21,805.48
Investment Earnings Paid	(21,805.48)
Deposit/(Withdrawal)	-
Balance as of 07/15/24	5,058,901.50
Change	-

Required Reserve Amount	5,058,901.50

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,648,997.96	$3,229,845.10	$3,204,306.26
Number of Extensions	136	124	119
Ratio of extensions to Beginning of Period Receivables Balance	0.75%	0.64%	0.61%